Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Net earnings	$ 17,345	$ 21,344
Adjustments to reconcile net earnings to cash provided by operating activities:
Depreciation and amortization	3,070	2,526
Deferred taxes	794	3,326
Compensation expense for restricted stock	246	303
Change in post-retirement benefits	9	8
(Gain) loss recognized on open derivatives not designated for hedge accounting	(64)	459
Deferred realized gain on derivatives	418	4,773
Right-of-use asset	41	0
Decrease (increase) in operating assets, net of amounts acquired in business combination:
Accounts receivable	2,038	(13,696)
Inventories	(29,558)	59,247
Federal income taxes recoverable	0	1,404
Other current assets	1,173	(1,363)
Decrease (increase) in operating liabilities, net of amounts acquired in business combination:
Accounts payable and accrued expenses	7,039	(18,875)
Income taxes payable	1,439	774
Employee compensation and related expenses	1,339	3,564
Contribution to retirement plan	(350)	100
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,979	63,894
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(5,792)	(16,454)
Increase in cash surrender value of officers’ life insurance	(13)	(13)
NET CASH USED IN INVESTING ACTIVITIES	(5,805)	(88,187)
FINANCING ACTIVITIES
Debt issuance cost	0	(393)
Cash dividends paid	(581)	(589)
Cash paid for principal portion of finance lease	(107)	(105)
Cash paid for share repurchases	(5,151)	(37)
Borrowings on asset based lending facility	831,436	740,944
Repayments on asset based lending facility	(824,260)	(726,263)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,337	13,557
INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	511	(10,736)
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	5,386	16,122
CASH AND RESTRICTED CASH AT END OF PERIOD	5,897	5,386
Plateplus Inc. [Member]
INVESTING ACTIVITIES
Plateplus business combination	$ 0	$ (71,720)